Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Current assets:
Cash and cash equivalents	$ 12,708	$ 10,984
Restricted cash (note 6)	2,320	2,323
Accounts receivable, net of allowance for doubtful accounts of $596 (2013 - $325)	9,504	6,674
Inventories (note 7)	5,335	6,597
Prepaid expenses and other assets	1,703	1,749
Deferred tax assets (note 15)	439	0
Assets, Current	32,009	28,327
Property and equipment (note 8)	811	618
Intangible assets (note 9)	16,156	18,069
Goodwill (note 4)	318	318
Other assets	821	0
Assets	50,115	47,332
Current liabilities:
Accounts payable and accrued liabilities (note 10)	13,388	14,003
Current portion of long-term debt (note 11)	1,714	0
Current portion of deferred consideration (note 4)	3,044	3,688
Liabilities, Current	18,146	17,691
Long-term debt (note 11)	10,286	0
Deferred consideration (note 4)	4,544	6,997
Liabilities	32,976	24,688
Stockholders' equity:
Common stock Authorized - unlimited number with no par value Issued and outstanding - 16,591,002 (2013 - 14,958,277) (note 12(a))	284,760	272,083
Additional paid-in capital	34,229	33,349
Deficit	(318,973)	(300,746)
Accumulated other comprehensive income	17,123	17,958
Stockholders' Equity Attributable to Parent	17,139	22,644
Liabilities and Equity	$ 50,115	$ 47,332